ALLOWANCE FOR DOUBTFUL ACCOUNTS	12 Months Ended
Dec. 31, 2013
ALLOWANCE FOR DOUBTFUL ACCOUNTS
ALLOWANCE FOR DOUBTFUL ACCOUNTS

4. ALLOWANCE FOR DOUBTFUL ACCOUNTS

        Allowance for doubtful accounts are comprised of allowances for accounts receivable trade and advances to suppliers.

        An analysis of allowances for accounts receivable, trade for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beginning of the year	7,956,036	9,505,481	47,582,217
Allowances made (reversed) during the year, net	6,552,926	43,240,595	(1,897,423)
Accounts written-off against allowances	(5,053,538)	(5,325,908)	(7,877,676)
Foreign exchange effect	50,057	162,049	675,709

Closing balance	9,505,481	47,582,217	38,482,827

        An analysis of allowances for advances to suppliers for the years ended December 31, 2011, 2012 and 2013 is as follows:

	Years Ended December 31,
	2011	2012	2013
	$	$	$
Beginning of the year	19,389,542	38,123,721	38,545,487
Allowances made during the year, net	17,728,681	370,622	855,066
Foreign exchange effect	1,005,498	51,144	646,277

Closing balance	38,123,721	38,545,487	40,046,830